VictoryShares Emerging Markets Value Momentum ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Nasdaq Emerging Market Large Mid Cap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.40%	5.97%	6.12%
Nasdaq Victory Emerging Market Value Momentum Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.52%
Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.52%	10.44%	6.47%
VictoryShares Emerging Markets Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.12%	8.90%	5.21%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.26%	7.99%	4.43%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.81%	7.05%	4.06%	[2]

[1]	The Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index performance reflects that of the MSCI Emerging Markets Select Value Momentum Blend Index, the Fund's prior index, through October 31, 2022, and the Nasdaq Victory Emerging Market Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.